Customer Loan ID	Seller Loan ID	Loan Exception ID	Exception ID	Last Name	Purpose	Occupancy	Note Date	State	Original Loan Amount	Exception Date	Exception Category	Exception Subcategory	Exception Type	Exception Status	Exception Status Change Date	Exception Grade	Exception	Exception Detail	Exception Information	Compensating Factors	Comments
XXX	XXX	XXX	Refinance	Primary	XXX	California	$XXX	Compliance Credit	Compliance Legal Docs	Open	2: Acceptable with Warnings	* ComplianceEase RESPA Test Incomplete (Lvl 1)
* ComplianceEase Exceptions Test Incomplete (Lvl 1)
* ComplianceEase TILA Test Failed (Lvl 2)
* Title shows an assignment chain break (Lvl 2)
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)
This loan failed the TILA finance charge test. The finance charge is $XXX. The disclosed finance charge of $XXX is not considered accurate because it is understated by more than $100. This loan failed the TILA foreclosure rescission finance charge test. The finance charge is $XXX. The disclosed finance charge of $XXX is not considered accurate for purposes of rescission because it is understated by more than $35.
As per the review of Property ownership report dated 9/27/2017, the chain of the assignment is not provided in the loan file.
ComplianceEase risk indicator is moderate as loan is failing for TILA Finance Charge Test and TILA Foreclosure Rescission Finance Charge Test